UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3255

                               Government Securities Portfolio
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


           Registrant's telephone number, including area code: (303) 768-3200
                                                               --------------

            Date of fiscal year end:  December 31
                                      -----------

            Date of reporting period: January 1, 2004 - June 30, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  June 30, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                     PRINCIPAL     MARKET VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--11.0%
--------------------------------------------------------------------------------
BMW Vehicle Owner Trust,
Automobile Loan Certificates,
Series 2003-A, Cl. A2, 1.45%,
11/25/05 1                                        $     41,670     $     41,699
--------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust,
Automobile Mtg.-Backed Nts., Series
2003-2, Cl. A2A, 1.20%, 5/16/05                         37,921           37,939
--------------------------------------------------------------------------------
Caterpillar Financial Asset Trust,
Equipment Loan Pass-Through
Certificates, Series 2003-A, Cl. A2,
1.25%, 10/25/05                                         34,252           34,261
--------------------------------------------------------------------------------
Centex Home Equity Co. LLC,
Home Equity Loan Asset-Backed
Certificates:
Series 2003-A, Cl. AF1, 1.836%, 10/25/17                 2,255            2,254
Series 2003-B, Cl. AF1, 1.64%, 2/25/18                  14,085           14,069
Series 2003-C, Cl. AF1, 2.14%, 7/25/18                  79,118           79,070
--------------------------------------------------------------------------------
Chase Funding Mortgage Loan
Asset-Backed Certificates, Home
Equity Mtg. Obligations:
Series 2003-3, Cl. 1A1, 1.38%, 8/25/17 2                31,722           31,737
Series 2003-4, Cl. 1A1, 1.42%, 9/25/17 1,2              89,176           89,224
--------------------------------------------------------------------------------
Chase Manhattan Auto Owner
Trust, Automobile Loan Pass-Through
Certificates:
Series 2003-A, Cl. A2, 1.26%, 1/16/06                   25,254           25,255
Series 2003-B, Cl. A2, 1.28%, 3/15/06                   50,411           50,388
--------------------------------------------------------------------------------
CitiFinancial Mortgage Securities,
Inc., Home Equity Collateralized
Mtg. Obligations:
Series 2003-1, Cl. AF1, 1.94%, 1/25/33                   8,487            8,484
Series 2003-2, Cl. AF1, 1.40%, 5/25/33 2                31,618           31,635
Series 2003-3, Cl. AF1, 1.42%, 8/25/33 1,2              53,152           53,179
--------------------------------------------------------------------------------
DaimlerChrysler Auto Trust,
Automobile Loan Pass-Through
Certificates, Series 2003-A, Cl. A2,
1.52%, 12/8/05 1                                       152,904          152,958
--------------------------------------------------------------------------------
Ford Credit Auto Owner Trust,
Automobile Loan Pass-Through
Certificates:
Series 2002-A, Cl. A4A, 4.36%, 9/15/06                  90,000           91,520
Series 2003-A, Cl. A2A, 1.62%, 8/15/05                  33,660           33,689
Series 2004-A, Cl. A2, 2.13%, 10/15/06                 150,000          149,724
--------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust,
Motorcycle Receivable Nts.:
Series 2002-2, Cl. A1, 1.91%, 4/15/07                   30,154           30,193
Series 2003-3, Cl. A1, 1.50%, 1/15/08                  113,780          113,553
--------------------------------------------------------------------------------
Honda Auto Receivables Owner
Trust, Automobile Receivable
Obligations:
Series 2003-1, Cl. A2, 1.46%, 9/19/05                   35,162           35,185
Series 2003-3, Cl. A2, 1.52%, 4/21/06 1                182,821          182,730

                                                     PRINCIPAL     MARKET VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES CONTINUED
Household Automotive Trust,
Automobile Loan Certificates,
Series 2003-2, Cl. A2, 1.56%, 12/18/06            $     90,000     $     89,865
--------------------------------------------------------------------------------
Nissan Auto Receivables Owner
Trust, Automobile Receivable Nts.:
Series 2003-A, Cl. A2, 1.45%, 5/16/05                   10,149           10,156
Series 2003-B, Cl. A2, 1.20%, 11/15/05                 116,646          116,675
--------------------------------------------------------------------------------
Toyota Auto Receivables Owner
Trust, Automobile Mtg.-Backed
Obligations:
Series 2002-B, Cl. A3, 3.76%, 6/15/06                   26,221           26,406
Series 2003-A, Cl. A2, 1.28%, 8/15/05                   51,790           51,817
Series 2003-B, Cl. A2, 1.43%, 2/15/06 1                118,945          118,866
--------------------------------------------------------------------------------
USAA Auto Owner Trust,
Automobile Loan Asset-Backed Nts.:
Series 2002-1, Cl. A3, 2.41%, 10/16/06                  41,849           41,978
Series 2003-1, Cl. A2, 1.22%, 4/17/06                   61,025           61,020
--------------------------------------------------------------------------------
Volkswagen Auto Loan Enhanced
Trust, Automobile Loan Receivable
Certificates, Series 2003-1, Cl. A2,
1.11%, 12/20/05                                        177,218          177,109
                                                                   -------------
Total Asset-Backed Securities (Cost $1,983,628)                       1,982,638

--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--79.4%
--------------------------------------------------------------------------------
GOVERNMENT AGENCY--76.3%
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--73.9%
Federal Home Loan Mortgage Corp.:
5%, 7/1/34 3                                         1,082,000        1,044,468
5.50%, 1/1/34                                           58,896           58,745
6.50%, 12/1/28                                         200,150          209,229
7%, 9/1/33-11/1/33                                     222,202          235,081
7%, 7/1/34 3                                         1,053,000        1,110,586
10.50%, 10/1/20                                         14,573           16,398
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through
Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                      36,775           37,247
Series 2055, Cl. ZM, 6.50%, 5/15/28                     63,912           66,795
Series 2080, Cl. Z, 6.50%, 8/15/28                      42,838           43,977
Series 2102, Cl. VA, 6%, 10/15/09                       15,448           15,482
Series 2387, Cl. PD, 6%, 4/15/30                        98,272           99,940
Series 2466, Cl. PD, 6.50%, 4/15/30                     56,727           58,421
Series 2491, Cl. PE, 6%, 12/15/27                       18,802           18,831
Series 2498, Cl. PC, 5.50%, 10/15/14                    15,217           15,570
Series 2500, Cl. FD, 1.739%, 3/15/32 2                  33,635           33,923
Series 2526, Cl. FE, 1.639%, 6/15/29 2                  39,043           38,960
Series 2551, Cl. FD, 1.639%, 1/15/33 2                  33,486           33,674
Series 2551, Cl. TA, 4.50%, 2/15/18                     75,963           76,193


                       5 | GOVERNMENT SECURITIES PORTFOLIO

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                     PRINCIPAL     MARKET VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp.,
Interest-Only Stripped Mtg.-Backed
Security:
Series 192, Cl. IO, 21.084%, 2/1/28 4             $     19,301     $      4,316
Series 200, Cl. IO, 19.842%, 1/1/29 4                   22,888            5,377
Series 205, Cl. IO, 9.428%, 9/1/29 4                   136,775           30,502
Series 2074, Cl. S, 30.474%, 7/17/28 4                  23,573            2,880
Series 2079, Cl. S, 29.182%, 7/17/28 4                  36,816            4,647
Series 2526, Cl. SE, 48.703%, 6/15/29 4                 64,306            7,764
Series 2819, Cl. S, 35.756%, 6/15/34 4                 616,875           55,904
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Principal-Only Stripped Mtg.-Backed
Security:
Series 199, Cl. PO, 4.458%, 8/1/28 5                    64,122           52,632
Series 203, Cl. PO, 4.723%, 6/1/29 5                    63,570           51,851
Series 217, Cl. PO, 4.79%, 2/1/32 5                     23,525           19,109
Series 2819, Cl. PO, 9.827%, 7/15/34 5                  88,125           70,142
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Structured Pass-Through Securities,
Collateralized Mtg. Obligations,
Series T-42, Cl. A2, 5.50%, 2/25/42                      2,392            2,395
--------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 7/17/18 3                                       408,000          398,693
5.50%, 7/1/33-3/1/34                                   501,663          500,759
5.50%, 7/17/19-7/14/34 3                             2,249,000        2,259,357
6%, 7/25/34 3                                          451,000          460,443
6.50%, 2/1/09-10/1/30                                  259,356          271,962
6.50%, 7/1/34 3                                      1,463,000        1,523,349
7%, 11/1/13-11/1/33                                    321,754          341,261
7%, 6/1/32-7/14/34 3                                 3,307,808        3,490,541
7.50%, 9/1/22                                           52,829           56,995
8.50%, 7/1/32                                            9,616           10,414
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Collateralized Mtg. Obligations, Gtd.
Real Estate Mtg. Investment Conduit
Pass-Through Certificates:
Trust 1998-63, Cl. PG, 6%, 3/25/27                      29,871           30,193
Trust 2001-50, Cl. NE, 6%, 8/25/30                      51,597           52,802
Trust 2001-70, Cl. LR, 6%, 9/25/30                      49,965           51,820
Trust 2001-72, Cl. NH, 6%, 4/25/30                      46,324           47,724
Trust 2001-74, Cl. PD, 6%, 5/25/30                      16,253           16,870
Trust 2002-50, Cl. PD, 6%, 9/25/27                      50,000           51,400
Trust 2002-73, Cl. PA, 5%, 1/25/17                       7,717            7,713
Trust 2002-77, Cl. WF, 1.664%, 12/18/32 2               55,771           55,960
Trust 2002-94, Cl. MA, 4.50%, 8/25/09                   85,122           85,764
Trust 2003-81, Cl. PA, 5%, 2/25/12                      28,280           28,632
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates
Interest-Only Stripped Mtg.-Backed
Security:
Trust 2002-28, Cl. SA, 43.226%, 4/25/32 4               34,608            3,508
Trust 2002-39, Cl. SD, 36.318%, 3/18/32 4               59,104            5,948
Trust 2002-48, Cl. S, 40.234%, 7/25/32 4                57,956            6,290
Trust 2002-52, Cl. SL, 41.433%, 9/25/32 4               35,769            3,551
Trust 2002-53, Cl. SK, 35.681%, 4/25/32 4              205,938           21,145
Trust 2002-56, Cl. SN, 43.876%, 7/25/32 4               79,020            8,294

                                                     PRINCIPAL     MARKET VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed
Security:
Trust 221, Cl. 2, 6.486%, 5/1/23 4                $     40,611     $      9,029
Trust 240, Cl. 2, 13.828%, 9/1/23 4                     59,088           13,133
Trust 2001-63, Cl. SD, 46.371%,
12/18/31 4                                              48,844            6,576
Trust 2001-68, Cl. SC, 45.759%,
11/25/31 4                                              37,200            4,043
Trust 2002-9, Cl. MS, 45.63%, 3/25/32 4                 66,837            6,711
                                                                   -------------
                                                                     13,351,919

--------------------------------------------------------------------------------
GNMA/GUARANTEED--2.4%
Government National Mortgage
Assn., 7%, 10/15/23-3/15/26                            364,076          388,830
--------------------------------------------------------------------------------
Government National Mortgage
Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-19, Cl. SB, 29.218%,
7/16/28 4                                               77,060            9,753
Series 2001-21, Cl. SB, 31.65%,
1/16/27 4                                              377,857           36,075
                                                                   -------------
                                                                        434,658

--------------------------------------------------------------------------------
PRIVATE--3.1%
--------------------------------------------------------------------------------
COMMERCIAL--2.8%
Bank of America Mortgage Securities,
Inc., Collateralized Mtg. Obligations
Pass-Through Certificates, Series
2004-E, Cl. 2A9, 3.712%, 6/25/34                        88,791           89,235
--------------------------------------------------------------------------------
First Union/Lehman Brothers/Bank
of America, Commercial Mtg.
Pass-Through Certificates, Series
1998-C2, Cl. A2, 6.56%, 11/18/35                        50,000           53,985
--------------------------------------------------------------------------------
GMAC Commercial Mortgage
Securities, Inc., Mtg. Pass-Through
Certificates, Series 1997-C1, Cl. A3,
6.869%, 7/15/29                                         44,525           47,728
--------------------------------------------------------------------------------
Nomura Asset Securities Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B,
6.59%, 3/15/30                                          50,000           54,303
--------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II
LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1,
CL. A2, 7.306%, 10/6/15                                 96,000          107,410
--------------------------------------------------------------------------------
Washington Mutual Mortgage
Securities Corp., Collateralized Mtg.
Pass-Through Certificates, Series
2003-AR12, Cl. A2, 2.45%, 2/25/34 2                    160,000          160,336
                                                                   -------------
                                                                        512,997


                       6 | GOVERNMENT SECURITIES PORTFOLIO

                                                     PRINCIPAL     MARKET VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
OTHER--0.3%
CIT Equipment Collateral, Equipment
Receivable-Backed Nts., Series
2003-EF1, Cl. A2, 1.49%, 12/20/05                 $     49,877     $     49,883
                                                                   -------------
Total Mortgage-Backed Obligations
(Cost $14,192,861)                                                   14,349,457

--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--64.1%
--------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds:
Series EY06, 5.25%, 8/15/06                            341,000          356,114
Series S706, 5.375%, 5/15/06                         1,500,000        1,566,687
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.
Unsec. Nts.:
2.75%, 8/15/06                                         430,000          427,253
2.875%, 12/15/06                                       230,000          227,893
4.50%, 1/15/13                                          20,000           19,296
4.875%, 11/15/13                                        15,000           14,728
5.50%, 7/15/06 6                                     1,675,000        1,753,700
5.75%, 1/15/12                                         480,000          507,169
--------------------------------------------------------------------------------
Federal National Mortgage Assn.
Unsec. Nts.:
2.68%, 9/28/05                                         180,000          180,210
4.25%, 7/15/07                                          50,000           50,958
6%, 5/15/08                                            770,000          830,075
7.25%, 1/15/10-5/15/30                               1,355,000        1,552,910
--------------------------------------------------------------------------------
Resolution Funding Corp. Federal
Book Entry Principal Strips, 5.85%,
1/15/21 7                                              215,000           84,087
--------------------------------------------------------------------------------
Resolution Funding Corp. Strip Bonds:
6.19%, 7/15/04 7                                     1,500,000        1,499,318
6.23%, 7/15/05 7                                       489,000          478,537
--------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
Series C, 4.75%, 8/1/13                                 10,000            9,775
Series C, 6%, 3/15/13                                    5,000            5,344
--------------------------------------------------------------------------------
U.S. Treasury Bonds:
9.25%, 2/15/16                                       1,080,000        1,499,555
STRIPS, 4.41%, 2/15/16 7                               570,000          314,590
--------------------------------------------------------------------------------
United States (Government of) Gtd.
Israel Aid Bonds, 5.50%, 12/4/23                       200,000          197,196
                                                                   -------------
Total U.S. Government Obligations
(Cost $11,662,780)                                                   11,575,395

                                                     PRINCIPAL     MARKET VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.0%
--------------------------------------------------------------------------------
Undivided interest of 0.06% in joint
repurchase agreement (Principal Amount/
Market Value $1,249,774,000, with a maturity
value of $1,249,822,255) with UBS Warburg
LLC, 1.39%, dated 6/30/04, to be repurchased
at $723,028 on 7/1/04, collateralized by
Federal Home Loan Mortgage Corp., 4.50%,
6/1/19, with a value of $340,921,875 and
Federal National Mortgage Assn., 4.50%--
5%, 4/1/19--3/1/34, with a value of
$937,433,252 (Cost $723,000)                      $    723,000     $    723,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $28,562,269)                                       158.5%      28,630,490
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                    (58.5)     (10,572,506)
                                                  ------------------------------
NET ASSETS                                               100.0%    $ 18,057,984
                                                  ==============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Identifies issues considered to be illiquid. See Note 7 of Notes to Financial Statements.

2. Represents the current interest rate for a variable or increasing rate security.

3. When-issued security or forward commitment to be delivered and settled after June 30, 2004. See Note 1 of Notes to Financial Statements.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $245,446 or 1.36% of the Fund's net assets as of June 30, 2004.

5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $193,734 or 1.07% of the Portfolio's net assets as of June 30, 2004.

6. Securities with an aggregate market value of $36,644 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.

7. Zero coupon bond reflects effective yield on the date of purchase.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       7 | GOVERNMENT SECURITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

JUNE 30, 2004
-------------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------------
Investments, at value (including securities loaned of approximately $3,466,000) (cost $28,562,269)
--see accompanying statement of investments                                                             $28,630,490
-------------------------------------------------------------------------------------------------------------------
Collateral for securities loaned                                                                          3,533,040
-------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold on a when-issued basis or forward commitment                                               355,561
Interest and principal paydowns                                                                             220,584
Other                                                                                                         2,613
                                                                                                        -----------
Total assets                                                                                             32,742,288

-------------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------------
Bank overdraft                                                                                              474,817
-------------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                                3,533,040
-------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on swap contracts                                                                         6
-------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $10,572,061 purchased on a when-issued basis or forward commitment)     10,642,203
Futures margins                                                                                              13,210
Shareholder communications                                                                                    5,922
Directors' compensation                                                                                       3,059
Transfer and shareholder servicing agent fees                                                                   825
Shares of capital stock redeemed                                                                                246
Other                                                                                                        10,976
                                                                                                        -----------
Total liabilities                                                                                        14,684,304

-------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                              $18,057,984
                                                                                                        ===========

-------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                                                    $    16,823
-------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                               17,430,008
-------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                           270,583
-------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                                283,620
-------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                                   56,950
                                                                                                        -----------
NET ASSETS--applicable to 16,822,845 shares of capital stock outstanding                                $18,057,984
                                                                                                        ===========

-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                                $      1.07

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       8 | GOVERNMENT SECURITIES PORTFOLIO

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2004
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                              $ 349,352
--------------------------------------------------------------------------------
Portfolio lending fees                                                    1,607
--------------------------------------------------------------------------------
Fee income                                                                  158
                                                                      ----------
Total investment income                                                 351,117

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                          48,806
--------------------------------------------------------------------------------
Accounting service fees                                                   7,500
--------------------------------------------------------------------------------
Legal, auditing and other professional fees                               6,070
--------------------------------------------------------------------------------
Shareholder communications                                                5,232
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                             4,990
--------------------------------------------------------------------------------
Custodian fees and expenses                                               3,812
--------------------------------------------------------------------------------
Directors' compensation                                                   2,485
--------------------------------------------------------------------------------
Other                                                                       657
                                                                      ----------
Total expenses                                                           79,552
Less reduction to custodian expenses                                        (34)
                                                                      ----------
Net expenses                                                             79,518

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   271,599

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                             559,001
Closing of futures contracts                                              5,329
Swap contracts                                                           (5,431)
                                                                      ----------
Net realized gain                                                       558,899
--------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                            (780,025)
Futures contracts                                                           803
Swap contracts                                                             (503)
                                                                      ----------
Net change in unrealized appreciation                                  (779,725)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $  50,773
                                                                      ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       9 | GOVERNMENT SECURITIES PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              SIX MONTHS               YEAR
                                                                                   ENDED              ENDED
                                                                           JUNE 30, 2004       DECEMBER 31,
                                                                             (UNAUDITED)               2003
------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------
Net investment income                                                       $    271,599       $    711,878
------------------------------------------------------------------------------------------------------------
Net realized gain                                                                558,899            773,367
------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                           (779,725)        (1,068,856)
                                                                            --------------------------------
Net increase in net assets resulting from operations                              50,773            416,389

------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                            (685,809)          (899,661)
------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                            (400,683)                --

------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from capital stock transactions            (442,945)        (1,926,494)

------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------
Total decrease                                                                (1,478,664)        (2,409,766)
------------------------------------------------------------------------------------------------------------
Beginning of period                                                           19,536,648         21,946,414
                                                                            --------------------------------
End of period (including accumulated net investment income of $270,583
and $684,793, respectively)                                                 $ 18,057,984       $ 19,536,648
                                                                            ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      10 | GOVERNMENT SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    SIX MONTHS                                                                YEAR
                                                         ENDED                                                               ENDED
                                                 JUNE 30, 2004                                                        DECEMBER 31,
                                                   (UNAUDITED)        2003         2002         2001         2000             1999
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  1.14     $  1.16      $  1.11      $  1.10      $  1.05          $  1.13
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .02         .04          .05          .04          .07              .07
Net realized and unrealized gain (loss)                   (.03)       (.01)         .06          .04          .05             (.09)
                                                       -----------------------------------------------------------------------------
Total from investment operations                          (.01)        .03          .11          .08          .12             (.02)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.04)       (.05)        (.06)        (.07)        (.07)            (.06)
Dividends from net realized gain                          (.02)        N/A          N/A          N/A          N/A              N/A
                                                       -----------------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                              (.06)       (.05)        (.06)        (.07)        (.07)            (.06)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $  1.07     $  1.14      $  1.16      $  1.11      $  1.10          $  1.05
                                                       =============================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                       (0.48)%      2.58%       10.06%        7.23%       12.36%           (1.73)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $18,058     $19,537      $21,946      $18,984      $18,904          $20,150
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $18,687     $20,743      $20,347      $18,805      $18,702          $22,683
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                     2.92%       3.43%        4.42%        3.49%        6.07%            5.80%
Total expenses                                            0.86% 3     0.84% 3      0.77% 3      0.79% 3      0.74% 3          0.70%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     31% 4       43%          25%          19%          31%              14%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. The Portfolio Turnover excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $33,964,205 and $42,090,353, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      11 | GOVERNMENT SECURITIES PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Government Securities Portfolio (the Portfolio) is a series of Panorama Series Fund, Inc. (the Company) which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio's investment objective is to seek a high level of current income with a high degree of safety of principal, by investing primarily (at least 80% of its net assets, plus borrowings for investment purposes, under normal market conditions) in U.S. government securities and U.S. government-related securities. The Portfolio's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Portfolio are sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor.

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Portfolio on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Portfolio may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Portfolio maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. As of June 30, 2004, the value of the internally designated assets was $10,398,878. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Portfolio's net asset value to the extent the Portfolio executes such transactions while remaining substantially fully invested. The Portfolio may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2004, the Portfolio had purchased $10,572,061 of securities on a when-issued basis or forward commitment and sold $355,561 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Portfolio may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Portfolio records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.


                      12 | GOVERNMENT SECURITIES PORTFOLIO

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Portfolio to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.

      As of June 30, 2004, the Portfolio had no estimated capital loss carryforward. During the year ended December 31, 2003, the Portfolio did utilize $531,781 of capital loss carryforward to offset realized capital gains.

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or in other Oppenheimer funds selected by the Director. The Portfolio does purchase shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the Portfolio's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Portfolio.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities


                      13 | GOVERNMENT SECURITIES PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Portfolio has authorized 160 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                               SIX MONTHS ENDED JUNE 30, 2004          YEAR ENDED DECEMBER 31, 2003
                                                    SHARES             AMOUNT             SHARES             AMOUNT
--------------------------------------------------------------------------------------------------------------------
Sold                                               232,418        $   255,459            627,258        $   727,437
Dividends and/or distributions reinvested          987,719          1,086,492            796,160            899,661
Redeemed                                        (1,592,021)        (1,784,896)        (3,122,195)        (3,553,592)
                                               ---------------------------------------------------------------------
Net decrease                                      (371,884)       $  (442,945)        (1,698,777)       $(1,926,494)
                                               =====================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the six months ended June 30, 2004, were $2,538,236 and $2,346,403, respectively. There were purchases of $2,930,728 and sales of $4,218,949 of U.S. government and government agency obligations for the six months ended June 30, 2004.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Portfolio which provides for a fee at an annual rate of 0.525% of the first $300 million of average daily net assets of the Portfolio, 0.50% of the next $100 million, and 0.45% of average daily net assets over $400 million.

--------------------------------------------------------------------------------
ACCOUNTING FEES. The Manager acts as the accounting agent for the Portfolio at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Portfolio pays the Manager a fee of $1,500 per year for preparing and filing the Portfolio's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a per account fee. For the six months ended June 30, 2004, the Portfolio paid $4,998 to OFS for services to the Portfolio.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 for assets of $10 million or more. The Portfolio is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Portfolio. This undertaking may be amended or withdrawn at any time.


                      14 | GOVERNMENT SECURITIES PORTFOLIO

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Portfolio may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Portfolio may also buy or write put or call options on these futures contracts.

      The Portfolio generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Portfolio may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported on the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of June 30, 2004, the Portfolio had outstanding futures contracts as follows:

                                                                                 UNREALIZED
                             EXPIRATION     NUMBER OF     VALUATION AS OF      APPRECIATION
CONTRACT DESCRIPTION              DATES     CONTRACTS       JUNE 30, 2004    (DEPRECIATION)
---------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                 9/21/04             6          $  638,250          $  9,072
                                                                                   ---------
CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.       9/30/04            20           4,210,938            (4,105)
U.S. Treasury Nts., 5 yr.       9/21/04            13           1,412,938           (14,002)
U.S. Treasury Nts., 10 yr.      9/21/04             3             327,984            (2,230)
                                                                                   ---------
                                                                                    (20,337)
                                                                                   ---------
                                                                                   $(11,265)
                                                                                   =========

--------------------------------------------------------------------------------
6. TOTAL RETURN SWAP CONTRACTS

The Portfolio may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Portfolio records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Portfolio at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

                      15 | GOVERNMENT SECURITIES PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. TOTAL RETURN SWAP CONTRACTS Continued

As of June 30, 2004, the Portfolio had entered into the following total return swap agreements:

                                            PAID BY               RECEIVED BY
SWAP                   NOTIONAL         THE FUND AT               THE FUND AT     TERMINATION       UNREALIZED
COUNTERPARTY             AMOUNT       JUNE 30, 2004             JUNE 30, 2004           DATES     DEPRECIATION
---------------------------------------------------------------------------------------------------------------
                                          One-Month     Value of total return
                                         LIBOR less        of Lehman Brothers
Deutsche Bank AG       $270,000     50 basis points                CMBS Index        12/31/04              $--
                                          One-Month     Value of total return
                                         LIBOR less      of Lehman Investment
JPMorgan Chase Bank     270,000     55 basis points               Grade Index         9/30/04               (6)
                                                                                                           ----
                                                                                                           $(6)
                                                                                                           ====

Index abbreviations are as follows:
CMBS    Commercial Mortgage Backed Securities Markets
LIBOR   London-Interbank Offered Rate

--------------------------------------------------------------------------------
7. ILLIQUID SECURITIES

As of June 30, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Portfolio intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of June 30, 2004 was $638,656, which represents 3.54% of the Portfolio's net assets.

--------------------------------------------------------------------------------
8. SECURITIES LENDING

The Portfolio lends portfolio securities from time to time in order to earn additional income. In return, the Portfolio receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Portfolios and any additional required collateral is delivered to the Portfolio on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Portfolio retains a portion of the interest earned from the collateral. The Portfolio also continues to receive interest or dividends paid on the securities loaned. As of June 30, 2004, the Portfolio had on loan securities valued at approximately $3,466,000. Cash of $3,533,040 was received as collateral for the loans, and has been invested in approved instruments.


                      16 | GOVERNMENT SECURITIES PORTFOLIO

ITEM 2.  CODE OF ETHICS

         Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         The Board is responsible for approving nominees for election as directors. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested directors as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Directors of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Directors of the named Registrant, c/o the Secretary of the Registrant.

The Committee's process for identifying and evaluating nominees for directors includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

 ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2004,
              registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

         (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

         (B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)